UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Schooner Growth and Income Fund
Schedule of Investments
February 28, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.16%
Building Material and Garden Equipment and Supplies Dealers - 1.13%
Home Depot, Inc.	4,000	$124,800
Chemical Manufacturing - 9.04%
Biogen Idec, Inc. (a)	2,800	154,028
Bristol-Myers Squibb Co.	3,300	80,883
The Dow Chemical Co.	5,400	152,874
EI du Pont de Nemours & Co.	4,100	138,252
Eli Lilly & Co.	2,500	85,850
Forest Laboratories, Inc. (a)	3,900	116,532
Genzyme Corp. (a)	3,000	171,600
Procter & Gamble Co.	1,600	101,248
		1,001,267
Clothing and Clothing Accessories Stores - 1.20%
The Gap Inc.	6,200	133,300
Computer and Electronic Product Manufacturing - 10.82%
Dell, Inc. (a)	10,000	132,300
EMC Corp. (a)	7,000	122,430
Honeywell International, Inc.	700	28,112
Marvell Technology Group Ltd. (a)	7,000	135,240
Medtronic, Inc.	3,000	130,200
NetApp, Inc. (a)	4,300	129,043
Raytheon Co.	1,500	84,360
Seagate Technology (a)	7,500	149,325
Tyco International Ltd.	4,000	144,240
Western Digital Corp. (a)	3,700	142,931
		1,198,181
Couriers and Messengers - 0.76%
FedEx Corp.	1,000	84,760
Credit Intermediation and Related Activities - 1.50%
Bank Of America Corporation	10,000	166,600
Data Processing, Hosting & Related Services - 1.31%
Yahoo!, Inc. (a)	9,500	145,445
Electrical Equipment, Appliance, and Component Manufacturing - 2.68%
Corning, Inc.	7,700	135,751
General Electric Co.	10,000	160,600
		296,351
Food Manufacturing - 4.85%
Archer-Daniels-Midland Co.	4,800	140,928
ConAgra Foods, Inc.	3,500	85,610
The Hershey Co.	3,300	131,208
Kellogg Co.	1,800	93,870
Kraft Foods, Inc.	3,000	85,290
		536,906
General Merchandise Stores - 4.93%
Costco Wholesale Corp.	1,200	73,164
JC Penney Company, Inc.	4,700	129,626
Kohl's Corp. (a)	2,200	118,404
Macy's, Inc.	7,800	149,370
Wal-Mart Stores, Inc.	1,400	75,698
		546,262
Insurance Carriers and Related Activities - 4.11%
CIGNA Corp.	4,300	147,318
UnitedHealth Group, Inc.	4,700	159,142
WellPoint, Inc. (a)	2,400	148,488
		454,948
Machinery Manufacturing - 2.76%
Caterpillar, Inc.	3,000	171,150
National Oilwell Varco, Inc.	3,100	134,757
		305,907
Mining (except Oil and Gas) - 1.37%
Peabody Energy Corp.	3,300	151,701
Nonstore Retailers - 1.25%
eBay, Inc. (a)	6,000	138,120
Oil and Gas Extraction - 1.39%
Anadarko Petroleum Corp.	2,200	154,286
Paper Manufacturing - 2.03%
International Paper Co.	6,300	145,971
Kimberly-Clark Corp.	1,300	78,962
		224,933
Petroleum and Coal Products Manufacturing - 1.38%
Hess Corp.	2,600	152,880
Pipeline Transportation - 1.17%
Williams Cos., Inc.	6,000	129,240
Professional, Scientific, and Technical Services - 1.05%
Time Warner, Inc.	4,000	116,160
Publishing Industries (except Internet) - 3.75%
CA, Inc.	6,500	146,250
Oracle Corp.	4,900	120,785
Symantec Corp. (a)	9,000	148,950
		415,985
Rail Transportation - 1.34%
Union Pacific Corp.	2,200	148,214
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.40%
The Charles Schwab Corp.	6,200	113,522
JPMorgan Chase & Co.	3,500	146,895
State Street Corp.	2,600	116,766
		377,183
Support Activities for Mining - 3.41%
Halliburton Co.	4,000	120,600
Nabors Industries Ltd. (a)	5,700	125,628
Noble Corp.	3,100	131,006
		377,234
Telecommunications - 2.13%
AT&T, Inc.	4,500	111,645
Verizon Communications, Inc.	4,300	124,399
		236,044
Utilities - 3.40%
The AES Corp. (a)	11,000	128,590
American Electric Power Co., Inc.	1,500	50,430
NRG Energy, Inc. (a)	5,200	113,568
PG&E Corp.	2,000	83,840
		376,428
TOTAL COMMON STOCKS (Cost $7,260,308)		$7,993,135

EXCHANGE TRADED FUNDS - 4.64%
Funds, Trusts, and Other Financial Vehicles - 4.64%
Financial Select Sector SPDR Fund	35,000	513,800
TOTAL EXCHANGE TRADED FUNDS (Cost $443,569)		$513,800

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 24.19%
Money Market Funds - 24.19%
AIM STIT-Treasury Portfolio	$925,000	$925,000
Fidelity Government Portfolio - Institutional	830,117	830,117
First American Treasury Obligations Fund	925,000	925,000
TOTAL SHORT TERM INVESTMENTS (Cost $2,680,117)		$2,680,117

Total Investments (Cost $10,383,994) - 100.99%		$11,187,052
Liabilities in Excess of Other Assets - (0.99)%		(109,118)
TOTAL NET ASSETS - 100.00%		$11,077,934

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

Cost of investments		$10,383,994
Gross unrealized appreciation - Equities		921,515
Gross unrealized appreciation - Options		38,834
Gross unrealized depreciation - Equities		(118,457)
Gross unrealized depreciation - Options		(91,520)
Net unrealized appreciation		$750,372

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Finance and Insurance	$ 1,512,531	$ -	$ -	$ 1,512,531
Information	913,634	-	-	913,634
Management of Companies and Enterprises	128,590	-	-	128,590
Manufacturing	3,716,425	-	-	3,716,425
Mining, Quarrying, and Oil and Gas Extraction	683,221	-	-	683,221
Retail Trade	942,482	-	-	942,482
Transportation anmd Warehousing	362,214	-	-	362,214
Utilities	247,838	-	-	247,838
Total Equity	8,506,935	-	-	8,506,935

Short-Term Investments	2,680,117	-	-	2,680,117

Total Investments in Securities	$ 11,187,052	$ -	$ -	$ 11,187,052

Other Financial Instruments*	$ (52,686)	$ -	$ -	$ (52,686)
* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the unrealized appreciation (Depreciation) on the instruments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
under statement 133	Fair Value
Written Options	316,789
Total	$ 316,789

The Effect of Derivative Instruments on income for the period June 1, 2009 through February 28, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2009
as hedging instruments	through
under statement 133	February 28, 2010
Purchased Options	$ (26,600)
Written Options	(221,017)
Total	$ (247,617)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2009
as hedging instruments	through
under statement 133	February 28, 2010
Written Options	(32,904)
Total	$ (32,904)

Schooner Growth and Income Fund
Schedule of Options Written
February 28, 2010 (Unaudited)

	Contracts	Value
CALL OPTIONS
Anadarko Petroleum Corp.
Expiration: March, 2010, Exercise Price: $65.00	22	$11,924
Archer-Daniels-Midland Co.
Expiration: March, 2010, Exercise Price: $30.00	48	1,440
Bank Of America Corporation
Expiration: March, 2010, Exercise Price: $15.00	100	17,700
Biogen Idec, Inc.
Expiration: March, 2010, Exercise Price: $50.00	28	14,840
Bristol-Myers Squibb Co.
Expiration: March, 2010, Exercise Price: $24.00	33	2,607
CA, Inc.
Expiration: March, 2010, Exercise Price: $22.50	65	2,600
Caterpillar, Inc.
Expiration: March, 2010, Exercise Price: $57.50	30	4,260
The Charles Schwab Corp.
Expiration: March, 2010, Exercise Price: $18.00	62	4,030
CIGNA Corp.
Expiration: March, 2010, Exercise Price: $33.00	43	7,955
Corning, Inc.
Expiration: March, 2010, Exercise Price: $17.00	77	7,700
Dell, Inc.
Expiration: March, 2010, Exercise Price: $13.00	100	5,000
The Dow Chemical Co.
Expiration: March, 2010, Exercise Price: $29.00	54	3,510
eBay, Inc.
Expiration: March, 2010, Exercise Price: $22.00	60	7,380
EI du Pont de Nemours & Co.
Expiration: March, 2010, Exercise Price: $33.00	41	4,387
EMC Corp.
Expiration: March, 2010, Exercise Price: $17.00	70	4,900
FedEx Corp.
Expiration: March, 2010, Exercise Price: $80.00	10	5,450
Financial Select Sector SPDR Fund
Expiration: March, 2010, Exercise Price: $14.00	350	26,600
Forest Laboratories, Inc.
Expiration: March, 2010, Exercise Price: $27.50	25	6,250
Expiration: March, 2010, Exercise Price: $27.50	14	3,500
The Gap Inc.
Expiration: March, 2010, Exercise Price: $20.00	62	9,920
General Electric Co.
Expiration: March, 2010, Exercise Price: $16.00	100	4,200
Genzyme Corp
Expiration: March, 2010, Exercise Price: $57.50	30	3,600
Halliburton Co.
Expiration: March, 2010, Exercise Price: $29.00	40	6,720
The Hershey Co.
Expiration: March, 2010, Exercise Price: $39.00	33	3,960
Hess Corp.
Expiration: March, 2010, Exercise Price: $60.00	26	2,938
Home Depot, Inc.
Expiration: March, 2010, Exercise Price: $30.00	40	5,280
Honeywell International, Inc.
Expiration: March, 2010, Exercise Price: $40.00	7	644
International Paper Co.
Expiration: March, 2010, Exercise Price: $24.00	63	3,465
JC Penney Company, Inc.
Expiration: March, 2010, Exercise Price: $28.00	47	2,820
JPMorgan Chase & Co.
Expiration: March, 2010, Exercise Price: $39.00	35	11,550
Kimberly-Clark Corp.
Expiration: March, 2010, Exercise Price: $60.00	13	1,365
Kohl's Corp.
Expiration: March, 2010, Exercise Price: $50.00	22	8,822
Kraft Foods, Inc.
Expiration: March, 2010, Exercise Price: $29.00	30	630
Macy's, Inc.
Expiration: March, 2010, Exercise Price: $18.00	78	10,296
Marvell Technology Group Ltd.
Expiration: March, 2010, Exercise Price: $20.00	70	3,150
Medtronic, Inc.
Expiration: March, 2010, Exercise Price: $43.00	30	3,750
Nabors Industries Ltd.
Expiration: March, 2010, Exercise Price: $22.50	57	3,705
National Oilwell Varco, Inc.
Expiration: March, 2010, Exercise Price: $43.00	31	4,650
NetApp, Inc.
Expiration: March, 2010, Exercise Price: $29.00	43	6,880
Noble Corp.
Expiration: March, 2010, Exercise Price: $42.00	31	4,185
NRG Energy, Inc.
Expiration: March, 2010, Exercise Price: $22.50	52	1,976
Oracle Corp.
Expiration: March, 2010, Exercise Price: $24.00	49	4,655
Peabody Energy Corp.
Expiration: March, 2010, Exercise Price: $45.00	33	7,425
Seagate Technology
Expiration: March, 2010, Exercise Price: $20.00	75	5,400
State Street Corp.
Expiration: March, 2010, Exercise Price: $45.00	26	3,250
Symantec Corp.
Expiration: March, 2010, Exercise Price: $17.00	90	1,530
Time Warner, Inc.
Expiration: March, 2010, Exercise Price: $29.00	40	3,080
Tyco International Ltd.
Expiration: March, 2010, Exercise Price: $35.00	40	5,600
Union Pacific Corp.
Expiration: March, 2010, Exercise Price: $65.00	22	6,655
UnitedHealth Group, Inc.
Expiration: March, 2010, Exercise Price: $32.00	47	11,045
WellPoint, Inc.
Expiration: March, 2010, Exercise Price: $60.00	24	6,720
Western Digital Corp.
Expiration: March, 2010, Exercise Price: $39.00	37	4,255
Williams Cos., Inc.
Expiration: March, 2010, Exercise Price: $21.00	60	5,220
Yahoo!, Inc.
Expiration: March, 2010, Exercise Price: $15.00	95	5,415
		316,789
Total Call Options Written (Premiums received $264,103)		$316,789

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

By     /s/ John Buckel
John Buckel, Treasurer

Date  April 14, 2010